INCOME TAX (BENEFIT)/EXPENSE (Schedule of reconciliation of the income taxes computed) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Benefitexpense
(Loss)/profit before income tax for the year	$ (8,313)	¥ (52,836)	¥ 24,179	¥ (49,302)
Computed income tax (benefit)/expense	2,078	13,209	(6,045)	12,325
Computed income tax (benefit)/expense	(2,078)	(13,209)	6,045	(12,325)
Effect of different tax rates of the Company and certain subsidiaries	1,091	6,937	(1,186)	966
Tax losses with no deferred tax assets recognized	278	1,770	1,067	468
Impairment of goodwill				7,870
Other non-deductible expenses	19	122	196	153
Deductibility of statutory income/(expense)			(903)	1,117
Utilization of previously unrecognized deductible temporary differences	(24)	(150)	(50)
Write-off of unrecoverary deferred tax assets previously recognized	470	2,987
Preferential tax rate	348	2,215	2,038	360
Current and deferred tax rate differences			(488)	(436)
Others*	232	1,463	(5,461)	453
Income tax (benefit)/expense	336	2,135	1,258	(1,374)
Income tax expense	$ 336	¥ 2,135	¥ 1,258	¥ (1,374)